Short-Term Debts (Details) $ / shares in Units, ¥ in Thousands								1 Months Ended					12 Months Ended
	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($)	Dec. 10, 2021 CNY (¥) shares	Jul. 22, 2021 USD ($)	May 31, 2021 USD ($)	Feb. 05, 2021 USD ($)	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($)	Jun. 21, 2021 CNY (¥) shares	Feb. 17, 2021 CNY (¥) shares	Feb. 17, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Apr. 27, 2022 shares	Feb. 05, 2022 $ / shares	Jul. 22, 2021 CNY (¥)	Jul. 22, 2021 USD ($)	May 31, 2021 CNY (¥)	Feb. 05, 2021 CNY (¥)	Jul. 30, 2020 CNY (¥)
Short-Term Debts (Details) [Line Items]
Short-term borrowing | ¥													¥ 5,000		¥ 5,900
Annual interest rate													3.60%	3.60%	4.35%
Carrying value amount													¥ 11,325				$ 1,642,000
Interest expense recognized for short-term borrowings													¥ 236	$ 34,000	¥ 238	¥ 728
Principal amount																				¥ 20,788	$ 3,014,000	¥ 4,479	¥ 12,745	¥ 1,689
Bear interest rate																				0.00%	0.00%	0.00%	0.00%	10.00%
Converted shares (in Shares) | shares				114,234						563,800	54,642	54,642
Fair value of convertible loan | ¥	¥ 22,237							¥ 22,237												¥ 1,321		¥ 5,502	¥ 16,176	¥ 2,283
Conversion price (in Dollars)					$ 15,000	$ 15,000	$ 15,000				¥ 1,689	$ 5,120
Bidding price percentage																				82.00%	82.00%	82.00%	82.00%
Weighted average interest rate					80.00%	80.00%	80.00%						2.77%	2.77%	3.97%	8.40%
Conversion amount (in Dollars)					$ 1,000	$ 1,000	$ 1,000			¥ 12,745
Price per share (in Dollars per share) | $ / shares																			$ 0.1
Discounted price																				¥ 18,898	$ 2,740,000
Convertible debentures	¥ 15	$ 2,000		¥ 1
Unrealized income (loss)													¥ 144	$ 21,000	¥ 9,073	¥ 6,630
Interest expense recognized for convertible loans															¥ 3,797	¥ 451
Convertible Debentures [Member]
Short-Term Debts (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																			$ 0.1
Class A Ordinary Shares [Member]
Short-Term Debts (Details) [Line Items]
Converted shares (in Shares) | shares																		3,232,397
Price per share (in Dollars per share) | $ / shares																	$ 0.175
Convertible debentures			$ 3,014,000					¥ 22,237	$ 3,509,000
Class A Ordinary Shares [Member] | Convertible Debentures [Member]
Short-Term Debts (Details) [Line Items]
Converted shares (in Shares) | shares	4,842,197							4,842,197